Long-Term Investments - Schedule of Components of Loss on Investment in Equity Securities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Components of Loss on Investment in Equity Securities [Abstract]
Share of equity method investee losses	$ (192,759)	$ (339,171)